Other Income (Tables)	12 Months Ended
Dec. 31, 2025
Other Income [Abstract]
Schedule of Other Income
	December 31, 2023	December 31, 2024	December 31, 2025
	US$	US$	US$
Interest income	1,596	4,140	4,908
Foreign exchange gain, net	-	208,335	5,928,813
IPO conference	109,592	-	-
Reimbursement income for expenses incurred	52,726	4,190	-
Reversal of impairment allowance on trade and other receivables	-	-	326,728
Reversal of impairment allowance on loan receivables			5,780
Rental income	-	-	122,283
Compensation for decline in share value	-	-	2,584,944
Others	-	24,926	391,172
Total	163,914	241,591	9,364,628